SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Accounts receivable - third-party	$ 1,691,561	$ 1,395,639
Less: allowance for credit losses	(19,998)	(93,450)	$ (348,678)
Total accounts receivable - third-party customers, net	1,671,563	1,302,189
Add: accounts receivable - related party		12,135
Total accounts receivable, net	$ 1,671,563	$ 1,314,324